Long-term Borrowings, excluding Current Portion (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			7 Months Ended	12 Months Ended
	Nov. 30, 2017 CNY (¥)	May 31, 2017 CNY (¥)	May 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term borrowings
Long-term borrowings									¥ 135,389
Less: current portion (Note 9)									(11,065)
Long-term borrowings , excluding current portion					$ 19,108				124,324
Repayment of borrowings					31,448	¥ 204,611	¥ 25,974	¥ 90,000
Restricted cash deposits					$ 8,486		¥ 155,792		55,214
Long-term borrowings
2018									11,065
2019									4,324
2020									120,000
Long-term borrowings									¥ 135,389
SPD
Long-term borrowings
Drew down			¥ 50,000	¥ 20,000
Interest rate (as a percent)					6.75%				6.75%
Repayment of borrowings		¥ 50,000				4,611
Term of loan			1 year
National Trust Co., Ltd ("NTC")
Long-term borrowings
Interest rate (as a percent)	3.38%
Loan amount	¥ 150,000
Term of loan	2 years 6 months
Restricted cash deposits	¥ 123,800
Proceeds from long-term bank loans						¥ 120,000